Trading assets and liabilities - Cash collateral - netted (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Cash collateral - netted
Cash collateral paid	SFr 26,076	SFr 29,272	SFr 20,695
Cash collateral received	17,958	21,217	14,633
Cash collateral - not netted
Cash collateral paid	7,488	9,526	4,570
Cash collateral received	7,184	SFr 8,260	7,457
Bank
Cash collateral - netted
Cash collateral paid	26,163		20,739
Cash collateral received	17,958		14,633
Cash collateral - not netted
Cash collateral paid	7,488		4,570
Cash collateral received	SFr 7,184		SFr 7,457